Debt (Details Narrative) - USD ($)																				3 Months Ended		4 Months Ended	12 Months Ended
	May 21, 2020	Apr. 24, 2020	Apr. 15, 2020	Apr. 15, 2020	Mar. 16, 2020	Feb. 21, 2020	Jan. 29, 2020	Jan. 24, 2020	Jan. 24, 2020	Jan. 23, 2020	Jan. 23, 2020	Jan. 17, 2020	Jan. 15, 2020	Jan. 10, 2020	Jan. 02, 2020	Nov. 18, 2019	Nov. 12, 2019	Aug. 26, 2019	Apr. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 06, 2019
Proceeds from convertible notes payable																				$ 1,100,000			$ 1,111,111
Beneficial conversion option																				201,324	74,100		387,280	167,500
Debt instrument, unamortized discount																							595,088
Stock issued during the period, value																							$ 2,039,303	$ 5,315,176
Debt instrument, interest rate																							5.00%	5.00%
Payment of debt																				$ 170,815	22,500		$ 581,496	$ 99,444
Common stock, shares, issued																				8,676,501			8,015,756	5,654,830
Common stock, value, issued																				$ 8,677			$ 8,016	$ 5,655
Interest expense																				723,957	125,073
Interest expense, related party																				76,634	80,262		$ 1,298,168	$ 320,781
Maximum [Member]
Receivables sold						$ 1,250,000
Receivables borrowing, percentage						85.00%																80.00%
Fee percentage of invoices financed						2.00%																2.00%
Minimum [Member]
Fee percentage of invoices financed						1.00%													1.00%
Subsequent Event [Member]
Stock issued during period, shares	50,000			12,500
Stock issued during the period, value	$ 116,500			$ 12,500	$ 477,500
12% Convertible Promissory Note [Member]
Proceeds from convertible notes payable								$ 588,366
Stock issued during period, shares																		181,005
Debt instrument, maturity date																		Feb. 26, 2020
Debt instrument, face amount																		$ 560,000
Debt instrument, unamortized discount																		$ 60,000
12% Convertible Promissory Note [Member] | Investor [Member]
Stock issued during period, shares								100,000
Senior Convertible Promissory Note [Member]
Debt instrument, face amount																									$ 560,000
Debt instrument, unamortized discount																									$ 60,000
Payment of debt									$ 588,366
Debt effective interest rate																									2.00%
Common stock, shares, issued																									15,000
Common stock, value, issued																									$ 74,100
Common Stock [Member]
Stock issued during period, shares																							1,175,000	1,312,520
Beneficial conversion option																				$ 160	$ 15		$ 286	$ 33
Beneficial conversion option, shares																				160,000	15,000		286,005	33,500
Stock issued during the period, value																							$ 1,175	$ 1,313
Common stock, shares, issued																							8,015,756	5,654,930
Common Stock [Member] | 12% Convertible Promissory Note [Member]
Stock issued during period, shares								60,000
Greentree Financial Group, Inc. [Member] | Investor [Member]
Warrants purchase							550,000
Warrants description							Loan Agreement, the Note, and the Warrant to: (i) correct the effective date set forth in the Loan Agreement, Note and Warrant to January 23, 2020 and the due date to October 23, 2020, (ii) clarify the terms of the registration right provision in the Loan Agreement such that the Company was required to register a total of 1,500,000 shares of Common Stock, which such amount of shares is the sum of 550,000 shares of Common Stock issuable upon conversion of the Note, 550,000 Warrant Shares, the 100,000 Origination Shares, and 300,000 shares of Common Stock to account for changes to the conversion and/or exercise price under the Note and Warrant, and (iii) to ensure that the total number of shares of Common Stock issued pursuant to the Loan Agreement, the Note, and/or the Warrant, each as amended, does not exceed 17.99% of the Company's issued and outstanding Common Stock as of January 23, 2020. The Company is subject to a $35,000 penalty on a monthly basis if a registration statement is not effective after 105 days from January 23, 2020.
Debt instrument, maturity date							Oct. 23, 2020
Beneficial conversion option							$ 586,785
Beneficial conversion option, shares							550,000
Debt instrument, unamortized discount							$ 296,891
Debt penalty							35,000
Greentree Financial Group, Inc. [Member] | Warrant shares [Member] | Investor [Member]
Stock issued during the period, value							550,000
Greentree Financial Group, Inc. [Member] | Origination and Advisory Shares [Member] | Investor [Member]
Debt instrument, unamortized discount							201,324
Stock issued during the period, value							$ 160,000
Loan Agreement [Member]
Loans payable															$ 400,000
Debt instrument, interest rate															1.50%
Loan Agreement [Member] | Subsequent Event [Member]
Warrants price										$ 2.00	$ 2.00
Debt instrument, maturity date			Apr. 15, 2022								Jan. 23, 2023
Debt effective interest rate			1.00%	1.00%
Loan Agreement [Member] | Greentree Financial Group, Inc. [Member]
Convertible notes payable										$ 1,100,000	$ 1,100,000
Investor purchase percent										10.00%	10.00%
Debt instrument, conversion price										$ 2.00	$ 2.00
Debt instrument, face amount										$ 1,100,000	$ 1,100,000
Loan Agreement [Member] | Greentree Financial Group, Inc. [Member] | Subsequent Pricing Period [Member]
Debt instrument, conversion price										$ 2.00	$ 2.00
Warrants description										In the event that the average of the 15 lowest closing prices for the Company's common stock on NASDAQ or other primary trading market for the Company's common stock (the average of such lowest closing prices being herein referred to, the "True-up Price") during the period beginning on the effective date of the Registration Statement and ending on the 90th day after the effective date of the Registration Statement (the "Subsequent Pricing Period") is less than $2.00 per share, then the Company will issue the Lender additional shares of the Company's common stock (the "True-up Shares") within three days. No value has been assigned to the True-up Shares due to the contingency of an effective Registration Statement.
Loan Agreement [Member] | Greentree Financial Group, Inc. [Member] | Warrant [Member]
Warrants purchase										550,000	550,000
Warrants price										$ 0.001	$ 0.001
Warrants description										The Note is convertible at any time at a price of $2.00 per share, subject to certain adjustments to the conversion price set forth in the Note. The Note reiterates the registration rights set forth in the Loan Agreement and the Warrant. There is no prepayment penalty on the Note. If the Note is not prepaid by the 90th day after the effective date of the Registration Statement, the Investor is required to convert the entire amount of principal and interest outstanding on the Note at that time, at a price of $2.00 per share, unless an event of default (as such events are described in the Note) under the Note has occurred, in which case the Note would be mandatorily converted at a price equal to 50% of the lowest trading price of the Common Stock for the last 10 trading days immediately prior to, but not including, the date that the Note mandatorily converts. The warrant has an exercise price of $2.00 per share, subject to certain adjustments to the exercise price set forth in the Warrant. The Warrant, as amended, expires on January 23, 2023. If the closing price per share of the Common Stock reported on the day immediately preceding an exercise of the Warrant is greater than $2.00 per share, the Warrant may be exercised cashlessly, based on a cashless exercise formula. The Warrant reiterates the registration rights set forth in the Loan Agreement and the Note. The Warrant also contains a repurchase provision, which at any time after the Registration Statement is effective and the Common Stock has traded at a price over $3.00 share for 20 consecutive days, gives the Company a 30-day option to repurchase any unexercised portion of the Warrant at a price of $1.00 per share.
Warrants expiration date										Jan. 23, 2023	Jan. 23, 2023
Loan Agreement [Member] | Ed Roses, LLC [Member] | Subsequent Event [Member]
Debt instrument, face amount															$ 150,000
Debt effective interest rate															1.50%
Loan Agreement [Member] | Ed Roses, LLC [Member] | Sook Hyun Lee [Member]
Warrants expiration date															Apr. 15, 2020
Loans payable															$ 150,000
Debt instrument, interest rate															15.00%
Commitment fee															$ 30,000
Common stock in reserve															75,000
Debt Conversion Agreement [Member] | Subsequent Event [Member]
Debt instrument, conversion price		$ 2.00
Debt instrument, face amount		$ 424,000
Share issued price per share		$ 2.08
Stock issued for restricted common stock		212,000
5% Promissory Note Agreement [Member] | Ralls Note [Member]
Warrants purchase														125,000
Warrants expiration date														Jul. 10, 2020
Debt instrument, face amount														$ 267,000
Debt instrument, unamortized discount														17,000
Payment of debt														250,000
Issuance of warrants purchase value														$ 86,725
Incentive shares														33,000
Incentive shares, value														$ 79,860
5% Promissory Note Agreement [Member] | Solit Note [Member]
Warrants purchase													50,000
Warrants expiration date													Jul. 15, 2020
Debt instrument, face amount													$ 107,000
Debt instrument, unamortized discount													7,000
Payment of debt													100,000
Issuance of warrants purchase value													$ 31,755
Incentive shares													13,000
Incentive shares, value													$ 30,420
5% Promissory Note Agreement [Member] | 'O'Leary Note [Member]
Warrants purchase												25,000
Warrants expiration date												Jul. 17, 2020
Debt instrument, face amount												$ 53,500
Debt instrument, unamortized discount												3,500
Payment of debt												50,000
Issuance of warrants purchase value												$ 16,797
Incentive shares												6,500
Incentive shares, value												$ 15,535
Receivables Purchase Agreement [Member]
Receivables sold																$ 337,500	$ 225,000
Proceeds from receivables																$ 250,000	$ 200,000